Short-Term and Long-Term Debts (Tables)	12 Months Ended
Dec. 31, 2024
Short-Term and Long-Term Debts [Abstract]
Schedule of Future Maturities of Long-Term Debts

As of December 31, 2024, the future maturities of long-term debts are as below:

As of December 31,	RMB
2025	5,350,000
2026	6,890,000
2027	8,430,000
2028	9,970,000
2029	11,510,000
Thereafter	133,883,636
Total	176,033,636